Stock-based Compensation - LTIP Stock Options Activity (Details) - Common Class A $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Options
Outstanding at beginning of period (shares) | shares	0
Granted (shares) | shares	470,644
Outstanding at end of period (shares) | shares	470,644
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.00
Granted (in dollars per share) | $ / shares	33.95
Outstanding at end of period (in dollars per share) | $ / shares	$ 33.95
Vested and Expected to Vest
Options (shares) | shares	462,643
Weighted average conversion price (in dollars per share) | $ / shares	$ 33.95
Aggregate intrinsic value | $	$ 6